TRANSACTION EXPENSES	9 Months Ended
Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
TRANSACTION EXPENSES	TRANSACTION EXPENSES
The Company incurred the following Transaction expenses by segment for the three months ended September 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2025
Digital assets sales costs	$28,186,476	$—	$—	$28,186,476
Blockchain reward distributions	46,872	—	(5,198)	41,674
Borrowing costs	47,771	—	3,764	51,535
Mining and hosting costs	—	—	846	846
Other transaction expenses (1)	9,389	—	2,857	12,246
Transaction expenses	$28,290,508	$—	$2,269	$28,292,777

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2024
Digital assets sales costs	$8,454,159	$—	$—	$8,454,159
Blockchain reward distributions	44,590	—	(5,260)	39,330
Borrowing costs	5,762	—	20,870	26,632
Mining and hosting costs	—	—	10,013	10,013
Other transaction expenses (1)	5,241	—	760	6,001
Transaction expenses	$8,509,752	$—	$26,383	$8,536,135
__________________
(1)Other transaction expenses include trading commissions, custody, and exchange fees.
The Company incurred the following Transaction expenses by segment for the nine months ended September 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2025
Digital assets sales costs	$49,572,356	$—	$—	$49,572,356
Blockchain reward distributions	152,959	—	(21,457)	131,502
Borrowing costs	59,997	—	67,086	127,083
Mining and hosting costs	—	—	7,121	7,121
Other transaction expenses (1)	22,534	—	9,131	31,665
Transaction expenses	$49,807,846	$—	$61,881	$49,869,727

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2024
Digital assets sales costs	$26,471,572	$—	$—	$26,471,572
Blockchain reward distributions	83,283	—	(13,745)	69,538
Borrowing costs	11,719	—	51,575	63,294
Mining and hosting costs	—	—	35,734	35,734
Other transaction expenses (1)	16,472	—	2,451	18,923
Transaction expenses	$26,583,046	$—	$76,015	$26,659,061
__________________
(1)Other transaction expenses include trading commissions, custody, and exchange fees.

Galaxy Digital Holdings, LP
Restructuring Cost and Reserve [Line Items]
TRANSACTION EXPENSES	TRANSACTION EXPENSES
The Company incurred the following Transaction expenses for the years ended December 31, 2024, 2023, and 2022:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2024
Digital assets sales costs	$42,102,443	$—	$—	$42,102,443
Impairment of digital assets	139,246	—	192,674	331,920
Blockchain reward distributions	146,731	—	(16,433)	130,298
Borrowing costs	25,652	—	75,108	100,760
Mining and hosting costs	—	—	47,643	47,643
Other transaction expenses (1)	23,226	—	5,486	28,712
Transaction expenses	$42,437,298	$—	$304,478	$42,741,776

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2023
Digital assets sales costs	$51,441,223	$—	$—	$51,441,223
Impairment of digital assets	47,791	—	50,549	98,340
Blockchain reward distributions	3,069	—	(504)	2,565
Borrowing costs	8,825	—	9,346	18,171
Mining and hosting costs	—	—	20,772	20,772
Other transaction expenses (1)	8,473	—	2,879	11,352
Transaction expenses	$51,509,381	$—	$83,042	$51,592,423

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2022
Digital assets sales costs	$114,812,910	$—	$—	$114,812,910
Impairment of digital assets	4,588,978	—	1,535,870	6,124,848
Blockchain reward distributions	—	—	—	—
Borrowing costs	29,027	—	6,430	35,457
Mining and hosting costs	—	—	15,372	15,372
Other transaction expenses (1)	6,583	—	761	7,344
Transaction expenses	$119,437,498	$—	$1,558,433	$120,995,931